Organization and Basis of Presentation - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income	$ 57,981	$ 125,229	$ 20,513	$ 82,269	$ 183,210	$ 102,782	$ 9,038	$ 288,983
Numerator for basic and diluted EPS - income available to common Shareholders	$ 57,981		$ 20,513		$ 183,210	$ 102,782	$ 9,038	$ 288,983
Denominator for basic EPS - Weighted average shares	33,726,489		31,985,827		33,546,329	31,985,827	32,260,622	31,955,416
Dilutive Effect of Warrants, Options and Convertible Debt	2,627,262		2,493,579		2,807,422	2,486,984	2,697,880	2,130,835
Denominator for diluted EPS - adjusted Weighted average shares and assumed Conversions	36,353,751		34,479,406		36,353,751	34,472,811	34,958,502	34,086,251
Basic and Diluted income per common share	$ 0.00		$ 0.00		$ 0.01	$ 0.00	$ 0.00	$ 0.01